Consolidated Statements of Comprehensive Income [Parenthetical] (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Tax effect on unrecognized actuarial gain (loss)	$ 43	$ (99)	$ 8